Cost of Revenues	6 Months Ended
Jun. 30, 2026
Cost of Revenues [Abstract]
COST OF REVENUES

NOTE 5 - COST OF REVENUES

Composition:

	Six months ended June 30,	Six months ended June 30,
	2026	2025

Payroll and related benefits (including share-based compensation)	404	373
Raw materials subcontractors and auxiliary materials	576	307
Depreciation	86	89
Royalties to the Israeli Innovation Authority	55	38
Shipping	64	38
Others	85	56
	1,270	901